Transactions with Related Parties - Additional Information (Detail) - USD ($)			6 Months Ended
	Jul. 07, 2022	Mar. 04, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Receivable from related party			$ 375,801		$ 355,023
Payable to related parties			394,328		$ 1,119,055
StealthGas Inc [Member]
Receivable from related party			375,801	$ 355,023
Payable to related parties			394,328	1,119,055
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Vessel Clean Nirvana And Vessel Clean Justice [Member]
Payment to acquire productive assets		$ 31,000,000
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Vessel Eco Angelbay And Vessel Eco Bushfire [Member] | Subsequent Event [Member]
Payment to acquire productive assets	$ 39,000,000
Management fees [Member]
Related party transaction, amounts of transaction			341,625	261,545
Brokerage commissions [Member]
Related party transaction, amounts of transaction			$ 203,462	116,665
Related party transaction, brokerage commission per vessel			1.25%
Superintendent fees [Member]
Related party transaction, amounts of transaction			$ 0	12,000
Related party transaction, additional amounts of transaction			500
Crew management fees [Member]
Related party transaction, amounts of transaction			37,500	30,000
Crew management fees [Member] | Hellenic Manning Overseas Inc [Member]
Related party transaction, amounts of transaction			2,500
Executive compensation [Member]
Related party transaction, additional amounts of transaction			250,149
Commissions – vessels purchased [Member]
Related party transaction, amounts of transaction			$ 778,000	$ 0
Commissions – vessels purchased [Member] | Hellenic Manning Overseas Inc [Member]
Commission as a percentage of purchase price of vessels			1.00%
Commission as a percentage of sale price of vessels			1.00%
Maximum [Member] | Management fees [Member]
Related party transaction, amounts of transaction			$ 440
Minimum [Member] | Management fees [Member]
Related party transaction, amounts of transaction			$ 125